Lease Assets - Schedule of Impairment losses and Related Recoverable Amounts for Reportable Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impairment losses
Impairment reversals	$ (1.1)
Net impairment of lease assets and property and equipment	34.9	$ 0.3
Recoverable amount remaining	1.3
Right-of-use assets
Impairment losses
Lease assets	29.9
Property, plant and equipment
Impairment losses
Property and equipment	6.1
Canada
Impairment losses
Impairment reversals	(0.4)
Net impairment of lease assets and property and equipment	17.4
Recoverable amount remaining	0.0
Canada | Right-of-use assets
Impairment losses
Lease assets	12.6
Canada | Property, plant and equipment
Impairment losses
Property and equipment	5.2
United States
Impairment losses
Impairment reversals	(0.6)
Net impairment of lease assets and property and equipment	14.7
Recoverable amount remaining	0.0
United States | Right-of-use assets
Impairment losses
Lease assets	14.9
Property and equipment		2.1
United States | Property, plant and equipment
Impairment losses
Property and equipment	0.4	2.6
Global
Impairment losses
Impairment reversals	(0.1)
Net impairment of lease assets and property and equipment	2.8
Recoverable amount remaining	1.3	$ 2.8
Global | Right-of-use assets
Impairment losses
Lease assets	2.4
Global | Property, plant and equipment
Impairment losses
Property and equipment	$ 0.5